UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1%
$ 180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 187,186
	System Inc., Series 2005A, 5.000%, 11/15/30
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	182,658
	Arizona – 3.0%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
60	5.000%, 2/01/20	No Opt. Call	BBB+	70,258
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	322,277
	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium
	Facility Project, Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	495,958
685	5.000%, 7/01/26	7/22 at 100.00	A1	797,826
685	5.000%, 7/01/27	7/22 at 100.00	A1	792,922
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A–	114,520
85	5.250%, 12/01/19	No Opt. Call	A–	100,337
35	5.000%, 12/01/32	No Opt. Call	A–	39,882
380	5.000%, 12/01/37	No Opt. Call	A–	424,756
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/13 at 100.00	A–	753,563
	2007, 4.500%, 4/01/17
3,495	Total Arizona			3,912,299
	Arkansas – 1.9%
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	2/13 at 100.00	A3	1,503,090
	Series 2006, 4.600%, 10/01/17 (Pre-refunded 2/04/13)
880	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%,	No Opt. Call	BBB (4)	951,403
	7/01/15 –NPFG Insured (ETM)
2,380	Total Arkansas			2,454,493
	California – 4.4%
470	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	507,078
	Series 2008H, 5.125%, 7/01/22
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	126,443
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)
160	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	161,846
	Children’s Hospital, Series 2008C, 1.450%, 8/15/23 (Mandatory put 3/15/17)
500	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	584,085
135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	A+	156,796
	Series 2012E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
1,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	3/13 at 34.15	A+	337,140
	2002B, 0.000%, 8/01/31 – FGIC Insured
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series	No Opt. Call	BBB–	277,290
	2012, 5.000%, 1/01/24
400	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	375,304
	Bonds, Series 2007A-1, 4.500%, 6/01/27
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA–	382,049
	District 90-2, Series 2007A, 4.500%, 10/01/24
	Moulton Niguel Water District, California, Certificates of Participation, Refunding
	Series 2003:
250	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	276,243
250	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	274,105
500	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	546,420
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%,	No Opt. Call	AA–	1,202,820
	8/01/25 –AGC Insured
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	647,120
	2011, 0.000%, 8/01/37
8,405	Total California			5,854,739
	Colorado – 6.0%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	N/R	3,000,667
	5.000%, 12/01/20 – AMBAC Insured
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	1,197,243
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
120	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	4/13 at 104.00	AA	123,803
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	A– (4)	1,521,578
	Bonds, Series 2003, 4.500%, 12/01/18 (Pre-refunded 12/01/13) – RAAI Insured
35	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	12,575
	9/01/33 – NPFG Insured
1,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%,	No Opt. Call	BBB	1,534,185
	9/01/39 (Mandatory put 9/02/13) – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%,	9/20 at 41.72	BBB	278,640
	3/01/36 –NPFG Insured
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	233,382
	Activity Bonds, Series 2010, 6.000%, 1/15/41
8,390	Total Colorado			7,902,073
	Connecticut – 1.3%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
95	5.500%, 1/01/14 (Alternative Minimum Tax)	7/13 at 100.00	BBB	95,349
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	1/13 at 100.00	BBB	1,575,228
1,665	Total Connecticut			1,670,577
	District of Columbia – 0.0%
30	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	35,239
	Series 2001, 6.500%, 5/15/33
	Florida – 7.6%
70	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	79,615
	Bonds, Series 2009A-1, 5.375%, 6/01/16
160	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	183,830
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
	City of Tampa, Florida, Refunding and Capital Improvement Cigarette Tax Allocation Bonds, H.
	Lee Moffitt Cancer Center Project, Series 2012A:
50	5.000%, 9/01/22	No Opt. Call	A+	59,594
50	5.000%, 9/01/23	9/22 at 100.00	A+	59,095
150	5.000%, 9/01/25	9/22 at 100.00	A+	175,625
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1	2,455,871
	10/01/17 – NPFG Insured
	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,215	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	1,315,043
340	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	375,537
	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	A+	57,447
455	5.000%, 6/01/20	No Opt. Call	A+	535,503
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	697,662
	5.000%, 7/01/19 – NPFG Insured
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System,
	Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA–	11,217
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	11,105
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	851,340
	5.000%, 10/01/20
250	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	AA	276,968
	8/01/25 – AMBAC Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA–	2,202,480
	10/01/22 –AMBAC Insured
165	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	186,968
	11/01/16 (ETM)
505	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	565,489
	Obligation Group, Series 2007, 5.000%, 8/15/27
9,230	Total Florida			10,100,389
	Georgia – 0.8%
330	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	BBB (4)	388,387
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
600	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	703,008
	Project, Refunding Series 2012C, 5.250%, 10/01/23
930	Total Georgia			1,091,395
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	102,520
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 14.4%
200	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	7/13 at 100.00	N/R	200,520
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa3	1,667,865
	2006, 5.000%, 12/01/21 – NPFG Insured
270	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA	328,077
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%,	3/17 at 100.00	AA–	2,275,559
	3/01/28 –AGC Insured
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	7/13 at 102.00	A+ (4)	2,081,320
	2000C, 4.450%, 3/01/34 (Mandatory put 3/01/15) (Pre-refunded 7/01/13)
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–	501,710
635	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	700,703
	5.750%, 11/15/37
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	BBB+	262,785
	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997:
135	5.250%, 8/01/17 – AMBAC Insured	2/13 at 100.00	BBB	135,311
95	5.250%, 8/01/22 – AMBAC Insured	2/13 at 100.00	BBB	95,162
700	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	2/13 at 100.00	BBB–	701,218
	Centers, Series 1999, 5.500%, 8/15/19
175	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa2	175,515
	Series 2002, 5.625%, 1/01/28
100	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A	107,560
235	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A	260,319
425	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A	464,240
1,165	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A	1,339,995
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	A	452,201
320	5.000%, 8/01/21	No Opt. Call	A	370,678
275	5.000%, 8/01/23	No Opt. Call	A	322,099
110	5.000%, 8/01/24	8/22 at 100.00	A	126,688
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A	253,492
25	Illinois State, General Obligation Bonds, Series 2007A, 5.500%, 6/01/15	No Opt. Call	A	27,554
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A	326,622
1,355	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,182,346
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
55	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds,	6/13 at 100.00	AAA	56,181
	Series 2002, 5.375%, 6/01/15 (Pre-refunded 6/01/13) – FGIC Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA–	660,030
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
500	5.000%, 6/01/19	No Opt. Call	A	589,800
1,000	5.250%, 6/01/21	No Opt. Call	A	1,206,530
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	859,551
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	546,120
	Series 2012, 4.000%, 11/01/22
670	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	757,730
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
17,770	Total Illinois			19,035,481
	Indiana – 1.4%
230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB+	241,408
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A+ (4)	1,104,620
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
250	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	BBB	295,520
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	264,285
1,730	Total Indiana			1,905,833
	Iowa – 0.4%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2	559,585
	Kansas – 0.2%
355	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	231,190
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 1.2%
325	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	363,249
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
365	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	369,752
	(Alternative Minimum Tax)
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	398,592
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A–	153,284
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33
	(Mandatory put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A+	326,141
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33
	(Mandatory put 4/03/17)
1,500	Total Kentucky			1,611,018
	Louisiana – 1.6%
935	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB (4)	1,003,115
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
55	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	57,922
	Series 2007A, 5.250%, 5/15/38
385	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	424,678
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
330	5.500%, 5/15/30	5/13 at 100.00	A1	336,597
245	5.875%, 5/15/39	5/13 at 100.00	A–	249,898
1,950	Total Louisiana			2,072,210
	Maryland – 0.8%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/13 at 100.00	N/R	1,106,149
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Massachusetts – 1.0%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	517,685
	5.000%, 10/01/19
250	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	2/13 at 100.00	BBB	250,260
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	N/R	100,040
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R	469,065
1,320	Total Massachusetts			1,337,050
	Michigan – 2.5%
400	Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development	No Opt. Call	A–	229,188
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
1,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	4/13 at 100.00	BBB	974,870
280	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	317,526
	5.000%, 6/01/18
200	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	226,312
	5.000%, 7/01/22
1,000	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health	No Opt. Call	AA+	1,010,990
	Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	570,930
	Refunding Series 2010C, 5.000%, 12/01/16
3,380	Total Michigan			3,329,816
	Minnesota – 0.2%
250	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	272,073
	2009A, 5.000%, 1/01/15 – AGC Insured
	Mississippi – 0.5%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
100	5.000%, 9/01/16	9/14 at 100.00	AA	106,367
300	5.000%, 9/01/24	9/14 at 100.00	AA	317,919
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	2/13 at 100.00	BBB	250,210
	Series 2006A, 4.800%, 8/01/30
650	Total Mississippi			674,496
	Missouri – 1.2%
355	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	432,766
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A–	1,189,190
	2005, 5.500%, 7/01/19 – NPFG Insured
1,355	Total Missouri			1,621,956
	Montana – 0.1%
90	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	3/13 at 100.00	BBB (4)	106,221
	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3	1,080,470
	Series 2004, 5.000%, 12/15/19 – AGM Insured
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	114,089
	Series 2012, 4.000%, 6/15/23
1,100	Total Nebraska			1,194,559
	Nevada – 1.8%
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,155,060
15	Nevada State Las Vegas Monorail Company, Nevada, Series 2012A, 5.500%, 7/15/19 (5)	No Opt. Call	N/R	10,604
4	Nevada State Las Vegas Monorail Company, Nevada, Series 2012B, 3.000%, 7/15/55 (5)	No Opt. Call	N/R	1,830

250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	285,755
	8.000%, 6/15/30
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	919,282
	Refunding Series 2011, 5.000%, 7/01/23
2,044	Total Nevada			2,372,531
	New Hampshire – 0.5%
600	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare	7/15 at 100.00	BBB–	617,112
	Memorial Hospital, Series 2004, 5.500%, 7/01/25
	New Jersey – 4.2%
250	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	253,043
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
150	5.375%, 6/15/14 (ETM)	No Opt. Call	Aaa	161,061
15	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	16,801
120	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	140,296
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
60	4.000%, 6/15/19	No Opt. Call	BBB+	66,431
200	5.000%, 6/15/21	No Opt. Call	BBB+	234,516
325	5.000%, 6/15/22	No Opt. Call	BBB+	381,703
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	407,974
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	241,534
85	4.250%, 6/15/27	6/22 at 100.00	BBB+	90,136
25	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	27,334
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	671,828
	Appreciation Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	1,849,815
	5.000%, 12/15/23
260	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	310,136
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	No Opt. Call	A1	256,058
	2012Q, 3.000%, 1/01/22
425	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	424,286
	Series 2007-1A, 4.500%, 6/01/23
5,970	Total New Jersey			5,532,952
	New York – 4.7%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	256,060
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+ (4)	1,025,990
	2003A, 5.500%, 7/01/15 (Pre-refunded 7/01/13) – RAAI Insured
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA–	935,242
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	475,328
	2011A, 5.750%, 2/15/47
230	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A	279,945
	Series 2012F, 5.000%, 11/15/19
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	100,679
	Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
250	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	254,993
200	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	203,926
640	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	652,454
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003B-1C:
500	5.500%, 6/01/21	6/13 at 100.00	AA–	510,335
365	5.500%, 6/01/22	6/13 at 100.00	AA–	372,483
	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State
	Contingency Contract Secured, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA–	419,839
565	5.000%, 6/01/18	No Opt. Call	AA–	672,655
5,600	Total New York			6,159,929
	North Carolina – 1.6%
200	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	No Opt. Call	A	241,488
	2012A, 5.000%, 1/01/19
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18	6/13 at 101.00	Aa2 (4)	1,936,062
	(Pre-refunded 6/01/13) – AMBAC Insured
2,080	Total North Carolina			2,177,550
	Ohio – 1.8%
45	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Baa1	51,292
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,200	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B	1,095,492
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	27,839
30	4.000%, 10/01/19	No Opt. Call	A1	33,780
40	4.000%, 10/01/20	No Opt. Call	A1	45,180
45	5.000%, 10/01/21	No Opt. Call	A1	54,234
35	5.000%, 10/01/22	No Opt. Call	A1	42,209
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,067,690
	4.500%, 12/01/15
2,420	Total Ohio			2,417,716
	Oklahoma – 0.8%
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,086,210
	7/01/27 – AMBAC Insured
	Pennsylvania – 6.8%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	939,703
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	No Opt. Call	BBB+	107,084
	Refunding Series 2005A, 5.000%, 12/01/15 – RAAI Insured
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	210,586
	Series 2009, 7.750%, 12/15/27
495	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	542,515
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	3/13 at 100.00	N/R (4)	261,299
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	567,919
	Bonds, Series 2010A, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%,	8/14 at 100.00	BBB+	4,338,273
	8/01/15 – AMBAC Insured
1,235	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	BBB (4)	1,516,913
	NPFG Insured (ETM)
95	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	A+	109,655
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	385,694
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
8,315	Total Pennsylvania			8,979,641
	Puerto Rico – 1.2%
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	No Opt. Call	BBB–	504,385
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System
	Project, Refunding Series 2012, 5.000%, 4/01/27
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	1,023,980
	2009A, 0.000%, 8/01/32
75	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	25,963
	2010A, 0.000%, 8/01/32
25	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	5,599
	2010C, 0.000%, 8/01/38
15	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 –	No Opt. Call	BBB	15,982
	SYNCORA GTY Insured
1,615	Total Puerto Rico			1,575,909
	Rhode Island – 1.0%
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
430	6.125%, 6/01/32	6/13 at 100.00	BBB+	435,809
865	6.250%, 6/01/42	6/13 at 100.00	BBB–	876,686
1,295	Total Rhode Island			1,312,495
	South Carolina – 5.2%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	Aa3	781,890
	Assets for Education, Series 2003, 5.250%, 12/01/19
255	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	290,649
	2006, 5.000%, 12/01/24
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	2,039,129
	1/01/19 – FGIC Insured (ETM)
2,885	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1	3,707,974
	1/01/19 – FGIC Insured
20	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	5/13 at 100.00	A–	20,071
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
5,450	Total South Carolina			6,839,713
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	1,068,280
	Series 2007, 5.000%, 11/01/27
	Tennessee – 0.6%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
100	4.000%, 1/01/22	No Opt. Call	A	109,447
180	5.000%, 1/01/23	No Opt. Call	A	213,039
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/13	No Opt. Call	A	410,760
680	Total Tennessee			733,246
	Texas – 9.3%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 (Pre-refunded 9/01/14) –	9/14 at 100.00	AAA	1,137,279
	NPFG Insured
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	N/R	594,674
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	CC	10,059
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	A	2,087,320
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CC	13,412
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	592,920
	6.250%, 1/01/46
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,143,575
	2006, 5.000%, 8/15/20
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	1,116,540
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	323,125
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	308,991
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	219,478
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
370	5.000%, 8/15/24	8/22 at 100.00	AA	445,469
380	5.000%, 8/15/25	8/22 at 100.00	AA	454,507
325	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	360,714
	5.750%, 1/01/38
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA	906,173
	2011D, 5.000%, 9/01/24
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA	76,138
490	0.000%, 9/01/45	9/31 at 100.00	AA	406,945
1,040	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	1/13 at 100.00	A–	1,014,572
	2006B, 0.756%, 12/15/17
100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	107,014
	2012, 5.000%, 12/15/32
11,590	Total Texas			12,318,905
	Virgin Islands – 0.4%
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB+	565,640
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.6%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/13 at 100.00	N/R	250,538
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	542,735
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
750	Total Virginia			793,273
	Washington – 1.6%
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,162,025
	Center, Series 2011A, 5.375%, 1/01/31
330	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	403,372
	1989B, 7.125%, 7/01/16 – NPFG Insured
565	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	581,939
	Series 2002, 6.500%, 6/01/26
1,945	Total Washington			2,147,336
	Wisconsin – 1.4%
285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A	332,527
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	770,236
	Inc., Series 2012A, 5.000%, 7/15/25
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
500	5.250%, 8/15/18	8/16 at 100.00	A–	565,930
180	5.250%, 8/15/34	8/16 at 100.00	A–	191,284
1,640	Total Wisconsin			1,859,977
$ 122,529	Total Long-Term Investments (cost $118,181,789) – 96.0%			127,109,620
	Short-Term Investments – 0.8%
	Missouri – 0.8%
$ 1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable	No Opt. Call	A-2	1,000,000
	Rate Demand Obligations, Tender Option Bond Trust DCL-017, 0.940%, 7/01/22 (6)
	Total Short-Term Investments (cost $1,000,000)			1,000,000
	Total Investments (cost $119,181,789) – 96.8%			128,109,620
	Other Assets Less Liabilities – 3.2%			4,275,104
	Net Assets – 100%			$ 132,384,724

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$127,097,186	$12,434	$127,109,620
Short-Term Investments:
Municipal Bonds	—	1,000,000	—	1,000,000
Total	$ —	$128,097,186	$12,434	$128,109,620

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $119,021,300.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$9,194,686
Depreciation	(106,366)
Net unrealized appreciation (depreciation) of investments	$9,088,320

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013